Rule 482 Ad



                           CONESTOGA CAPITAL ADVISORS
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                            CONESTOGA SMALL CAP FUND

               The Fund was launched on October 1, 2002 at $10.00
                 The Fund's NAV as of October 1, 2003 is $12.53*
                      For More Information, Please Contact:
                        Rip Scott, Director of Marketing
                               Phone: 610-943-9950
                       Email: rscott@conestogacapital.com

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               A Mutual Commitment to Long-Term Investment Success

                           Conestoga Capital Advisors
                          Five Tower Bridge, Suite 560
                              300 Barr Harbor Drive
                           West Conshohocken, PA 19428

                               Phone: 610-943-9950
                                Fax: 610-943-9964
                            www.conestogacapital.com

   * Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information about Conestoga Small Cap Fund, including charges and expenses, please call or write for a prospectus. Read it carefully before you invest.